Accumulated other comprehensive income (loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 6,434,802	$ 7,055,820	$ 6,624,408	$ 6,836,439	$ 6,836,439
Other comprehensive income (loss)			50,388		61,958
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations			(12,494)		(3,164)
OCI, net of tax	38,980	35,728	37,894	68,538	58,794
OCI attributable to the non-controlling interests			1,022		(1,017)
Net current period OCI attributable to shareholders of AQN			38,916		57,777
Ending Balance	7,686,504	6,835,466	7,686,504	6,835,466	6,624,408
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(104,452)	(127,068)	(102,286)	(160,063)	(160,063)
OCI, net of tax	41,082	35,331	38,916	68,326
Ending Balance	(63,370)	$ (91,737)	(63,370)	(91,737)	(102,286)
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(104,870)	(98,467)	(98,467)
Other comprehensive income (loss)			4,690		(3,788)
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations			(274)		(1,598)
OCI, net of tax			4,416		(5,386)
OCI attributable to the non-controlling interests			1,022		(1,017)
Net current period OCI attributable to shareholders of AQN			5,438		(6,403)
Ending Balance	(99,432)		(99,432)		(104,870)
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(38,322)	(97,809)	(97,809)
Other comprehensive income (loss)			45,698		57,351
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations			(7,046)		2,136
OCI, net of tax			38,652		59,487
OCI attributable to the non-controlling interests			0		0
Net current period OCI attributable to shareholders of AQN			38,652		59,487
Ending Balance	330		330		(38,322)
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			40,906	$ 36,213	36,213
Other comprehensive income (loss)			0		8,395
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations			(5,174)		(3,702)
OCI, net of tax			(5,174)		4,693
OCI attributable to the non-controlling interests			0		0
Net current period OCI attributable to shareholders of AQN			(5,174)		4,693
Ending Balance	$ 35,732		$ 35,732		$ 40,906